Segment Information	12 Months Ended
Mar. 31, 2013
Segment Information
27.	Segment information

The Board of Directors and the Managing Director of the Company together as a group constitute the “Chief Operating Decision Makers” (CODM) and allocate resources to and assess the performance of the segments of the Company.

The Company had identified the following operating segments based on the organizational structure and for which discrete financial information including segment results is available:

Global Voice Solutions (GVS): includes International and National Long Distance Voice services

Global Data and Managed Services (GDMS): includes corporate data transmission services data centers, virtual private network, signaling and roaming services, television and other network and managed services.

South Africa Operations (SAO) (effective from May 30, 2011 on acquisition of controlling interest in SEPCO Group): SAO includes enterprise business solution services for the wholesale and corporate market, telephony and data services for retail customers in South Africa.

Segment information for fiscals 2011, 2012 and 2013 is as follows:

	Year ended March 31, 2011
	Global Voice Solutions		Global Data and Managed Services		Total
	(In millions)
Revenues	Rs.	65,516	Rs.	48,324	Rs.	113,840
Interconnection Charges		55,065		9,916		64,981

Net revenues	Rs.	10,451	Rs.	38,408	Rs.	48,859

Other network and telecommunication costs		433		1,799		2,232
License fees		3		661		664

Segment results	Rs.	10,015	Rs.	35,948	Rs.	45,963

Unallocable costs:
Depreciation and amortization						13,980
Other operating costs						32,347
Operating loss						(364)
Non-operating loss, net						(1,317)
Loss before income tax						(1,681)
Income tax expense						(765)
Equity in net loss of equity method investees						(5,636)

Net loss					Rs.	(8,082)

	Year ended March 31, 2012
	Global Voice Solutions		Global Data and Managed Services		South African Operations		Total
	(In millions)
Revenues	Rs.	68,241	Rs.	56,677	Rs.	14,967	Rs.	139,885
Interconnection Charges		56,058		11,022		6,938		74,018

Net revenues	Rs.	12,183	Rs.	45,655	Rs.	8,029	Rs.	65,867

Other network and telecommunication costs		439		2,027		433		2,899
License fees		113		759		56		928
Depreciation and amortization		—		—		2,731		2,731
Other operating costs		—		1,325		6,360		7,685

Segment results	Rs.	11,631	Rs.	41,544	Rs.	(1,551)	Rs.	51,624

Unallocable costs:
Depreciation and amortization								15,598
Other operating costs								35,468
Operating income								558
Non-operating income, net								4,678
Profit before income tax								5,236
Dividend Tax								(92)
Income tax expense								(5,138)
Equity in net loss of equity method investees								(944)

Net loss							Rs.	(938)

	Year ended March 31, 2013
	Global Voice Solutions		Global Data and Managed Services		South African Operations		Total
	(In millions)
Revenues	Rs.	85,535	Rs.	67,417	Rs.	18,848	Rs.	171,800	US$	3,151
Interconnection Charges		71,368		13,763		6,549		91,680		1,682

Net revenues	Rs.	14,167	Rs.	53,654	Rs.	12,299	Rs.	80,120	US$	1,469

Other network and telecommunication costs		316		2,366		554		3,236		59
License fees		—		962		425		1,387		25
Depreciation and amortization		—		—		3,215		3,215		59
Other operating costs		—		3,081		8,242		11,323		208

Segment results	Rs.	13,851	Rs.	47,245	Rs.	(137)	Rs.	60,959	US$	1,118

Unallocable costs:
Depreciation and amortization								17,342		319
Other operating costs								43,846		804
Operating loss								(229)		(5)
Non-operating income, net								(4,864)		(89)
Loss before income tax								(5,093)		(94)
Dividend Tax								(92)		(2)
Income tax expense								(2,028)		(37)
Equity in net loss of equity method investees								(234)		(4)

Net loss							Rs.	(7,447)	US$	(137)

Revenues and interconnect charges are directly attributable to the segments. Space segment utilization charges, rent of landlines and other network and transmission costs are allocated based on utilization of satellite and landlines. License fee for GVS and GDMS have been allocated based on net adjusted gross revenues from these services. Segment result is segment revenues less segment expenses. Depreciation and certain other costs which are not allocated to GVS and GDMS are classified as unallocable costs.

Telecommunication services are provided utilizing the Company’s property plant and equipments which do not generally make a distinction between the types of service. As a result, assets and expenses relating to those assets are not allocated to segments.

The following table sets forth information regarding the Company’s revenues:

	Year ended March 31, 2011	Year ended March 31, 2012	Year ended March 31, 2013
	(In Millions)
	Rs.	Rs.	Rs.	US$
GVS
International long distance and related products	61,282	65,261	82,779	1,518
National long distance	4,234	2,980	2,756	51

GDMS
Leased circuits and IRUs	11,034	13,015	16,446	301
Internet leased lines	5,694	5,898	7,265	133
Internet (including Corporate IP Transit)	8,242	6,170	7,011	129
Internet Data Center	3,143	3,503	3,781	69
Other	20,211	28,091	32,914	604
South Africa Operations	—	14,967	18,848	346

Total	113,840	139,885	171,800	3,151

Revenues have been allocated to countries based on location of the customers and are as follows:

	Year ended March 31, 2011		Year ended March 31, 2012		Year ended March 31, 2013
	(In millions)
India	Rs.	30,813	Rs.	34,744	Rs.	41,387	US$	759
United States Of America		17,893		19,435		22,082		405
United Kingdom		13,167		15,100		19,500		358
South Africa		1,609		14,643		18,453		338
Canada		5,849		5,567		6,137		113
Rest of the world		44,509		50,396		64,241		1,178

Total	Rs.	113,840	Rs.	139,885	Rs.	171,800	US$	3,151

In fiscal 2013, revenue from one customer (customer “H” as referred in Note 6) represents approximately 10% of the Company’s consolidated revenue from all the reported segments.

The overseas subsidiaries own approximately 65 % of the Company’s property, plant and equipment of which 13 % is located in South Africa.